Note 14 - Capital Stock - Capital Stock Issued and Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Capital Shares, Number (in shares)	38,648,461	38,504,311
Capital Shares, Amount	$ 399,774	$ 396,066
Subordinate Voting Shares [Member]
Capital Shares, Number (in shares)	37,322,767	37,178,617
Capital Shares, Amount	$ 399,401	$ 395,693
Multiple Voting Shares [Member]
Capital Shares, Number (in shares)	1,325,694	1,325,694
Capital Shares, Amount	$ 373	$ 373